ORGANIZATION AND PRINCIPAL ACTIVITIES (Details) - Series of Individually Immaterial Business Acquisitions [Member]	12 Months Ended
Dec. 31, 2023
Brilliant Hat Limited [Member]
Background	● A British Virgin Islands company ● Incorporated on June 26, 2018 ● A holding company
Ownership	100% owned by Blue Hat Interactive Entertainment Technology
Name	Brilliant Hat Limited
Blue Hat Interactive Entertainment Technology Limited [Member]
Background	● A Hong Kong company ● Incorporated on June 26, 2018 ● A holding company
Ownership	100% owned by Brilliant Hat Limited
Name	Blue Hat Interactive Entertainment Technology Limited
Xiamen Duwei Consulting Management Co. Ltd. [Member]
Background	● A PRC limited liability company and deemed a wholly foreign owned enterprise (“WFOE”). ● Incorporated on July 26, 2018 ● Registered capital of $20,000,000 ● A holding company.
Ownership	100% owned by Blue Hat Interactive Entertainment Technology Limited.
Name	Xiamen Duwei Consulting Management Co., Ltd.
Fujian Blue Hat Group Co. Ltd. [Member]
Background	● A PRC limited liability company ● Incorporated on August 23, 2021. ● A holding company
Ownership	100% owned by Blue Hat Interactive Entertainment Technology Limited.
Name	Fujian Blue Hat Group Co. Ltd.
Fujian Youth Hand In Hand Educational Technology Co. Ltd. [Member]
Background	● A PRC limited liability company, acquired on February 2021. ● Incorporated on September 18, 2017 ● Registered capital of $3,106,214 (RMB 20,100,000) ● Educational consulting service and sports related.
Ownership	100% owned by Xiamen Duwei Consulting Management Co., Ltd.
Name	Fujian Youth Hand in Hand Educational Technology Co., Ltd.
Hunan Engaomei Animation Culture Development Co. Ltd [Member]
Background	● A PRC limited liability company ● Incorporated on October 19, 2017 ● Registered capital of $302,540 (RMB 2,000,000) ● Designing, producing, promoting and selling animated toys with mobile games features, original intellectual property and peripheral derivatives features.
Ownership	100% owned by Xiamen Duwei Consulting Management Co., Ltd.
Name	Hunan Engaomei Animation Culture Development Co., Ltd.
Xiamen Bluehat Research Institution Of Education [Member]
Background	● A PRC limited liability company ● Incorporated on February 20, 2021 ● Information Technology consulting service
Ownership	100% owned by Xiamen Duwei Consulting Management Co., Ltd.
Name	Xiamen Bluehat Research Institution of Education Co., Ltd
Fuzhou Qiande Educational Technology [Member]
Background	● A PRC limited liability company ● Incorporated on March 24, 2021 ● Information Technology consulting service
Ownership	100% owned by Fujian Youth Hand in Hand Educational Technology Co., Ltd.
Name	Fuzhou Qiande Educational Technology Co., Ltd.
Xiamen Shengruihao Technology Co. Ltd [Member]
Background	● A PRC limited liability company, acquired on September 30, 2022 ● Incorporated on June 30, 2021 ● Registered capital of $ 4,463,754 (RMB 30,000,000) ● Software development, animation design and web design
Ownership	100% owned by Fujian Blue Hat Group Co. Ltd.
Name	Xiamen Shengruihao Technology Co., Ltd
Golden Strategy Ltd. [Member]
Background	● A British Virgin Islands company ● Incorporated on April 3, 2023 ● Registered capital of $50,000 ● Gold derivative information service
Ownership	100% owned by Blue Hat Interactive Entertainment Technology.
Name	Golden Strategy Ltd.
Golden Alpha Strategy Limited [Member]
Background	● A Hong Kong company ● Incorporated on April 18, 2023 ● Diamond trading
Ownership	100% owned by Golden Strategy Ltd.
Name	Golden Alpha Strategy Limited
Chongqing Duwei Chuangda Electronic Technology Co Ltd. [Member]
Background	● A PRC limited liability company ● Incorporated on June 13, 2023 ● Registered capital of $141,189 (RMB1,000,000) ● Technical development and service
Ownership	100% owned by Xiamen Duwei Consulting Management Co., Ltd
Name	Chongqing Duwei Chuangda Electronic Technology Co., Ltd.
Guangzhou Huangxin Management Co Ltd [Member]
Background	● A PRC limited liability company ● Incorporated on July 5, 2023 ● Registered capital of $1,000,000 ● Supply chain information for diamond trading
Ownership	100% owned by Golden Alpha Strategy Limited
Name	Guangzhou Huangxin Management Co.,Ltd
Blue Hat Technology L L C [Member]
Background	● A U.S.A limited liability company ● Incorporated on July 21, 2023 ● Logistic information service
Ownership	100% owned by Golden Strategy Ltd.
Name	Blue Hat Technology LLC